7 INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

We amortize our intangible assets that have finite lives using the straight-line method. Amortization expense was $1,459,592 during the six months ended June 30, 2017. This amortization expense relates to customer lists and products capitalized on our balance sheet, which expire through 2020.

As of June 30, 2017, and December 31, 2016, capitalized intangible assets were as follows:

	June 30, 2017	December 31, 2016

Capitalized intangible assets	$12,517,627	$10,074,546
Accumulated amortization	1,459,592	1,309,842
Total intangible assets	$11,058,035	$8,764,704

Our amortization schedule is as follows:

Years ending December 31,	Amount
2017	$1,470,513
2018	2,955,873
2019	2,727,968
2020	2,652,000
2021	1,251,681
Total	$11,058,035

The Company’s intangible assets consist of the customer lists acquired from the Company’s acquisition of WinHire Inc, Ameri Georgia, Ameri Arizona, Virtuoso, Bigtech and Ameri California. The products acquired from the acquisition of Linear Logics. Corp. and the amount spent on improving those products are also categorized as intangible assets and are being amortized over the useful life of those products.

We amortize our intangible assets that have finite lives using either the straight-line method or based on estimated future cash flows to approximate the pattern in which the economic benefit of the asset will be utilized. Amortization expense was $1,309,842 and $164,750 during the twelve-month periods ended December 31, 2016 and December 31, 2015 respectively. This amortization expense relates to customer lists, which expire through 2020.

As of December 31, 2016, and December 31, 2015, the aggregate capitalized intangible assets of the Company were as follows:

	December 31, 2016	December 31, 2015

Capitalized intangible assets	$10,074,546	$3,279,263
Accumulated amortization	1,309,842	164,750
Total intangible assets	$8,764,704	$3,114,513

The Company’s amortization schedule is as follows:

Years ending December 31,	Amount

2017	$2,464,184
2018	2,115,592
2019	1,748,250
2020	1,621,000
2021	815,678
Total	$8,764,704

The Company has its own software products, namely Simple APO, Langer Index and IBP. Total costs incurred for developing these products during the twelve months ended December 31, 2016 was $55,104 and have been capitalized and are being amortized over the useful life of the software products.

The Company’s intangible assets consists of the customer lists acquired from the Company’s acquisition of WinHire Inc, Ameri Georgia, DCM, Virtuoso and Bigtech. The products acquired from the acquisition of Linear Logics. Corp. and the amount spent on improving those products are also categorized as intangible assets and are being amortized over the useful life of those products.